Property and Equipment, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, net
Depreciation expense	$ 1.7	$ 0.6	$ 0.1
Capitalized costs for internal-use software	$ 3.2	$ 1.1